Other Borrowings - Summary of Short-term Credit Lines Available for Use (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Federal Reserve Bank of Chicago Discount Window Line
Debt Instrument [Line Items]
Short-term credit lines available for use	$ 135,278	$ 110,600	$ 170,900
Available Federal Funds Line
Debt Instrument [Line Items]
Short-term credit lines available for use	$ 40,000	$ 20,000	$ 20,000